Loans and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three and nine months ended July 31, 2025 and July 31, 2024. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include the ECL impact of new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	July 31, 2025				July 31, 2024
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$67	$194	$18	$279	$47	$209	$13	$269
Transfer to Stage 1	36	(35)	(1)	-	45	(46)	1	-
Transfer to Stage 2	(2)	11	(9)	-	(2)	6	(4)	-
Transfer to Stage 3	-	(16)	16	-	-	(5)	5	-
Net remeasurement of loss allowance	(52)	(9)	8	(53)	(45)	31	12	(2)
Loan originations	8	-	-	8	7	-	-	7
Derecognitions and maturities	(2)	(5)	-	(7)	-	(4)	-	(4)
Model changes	23	24	-	47	-	-	-	-
Total PCL (2)	11	(30)	14	(5)	5	(18)	14	1
Write-offs (3)	-	-	(2)	(2)	-	-	(1)	(1)
Recoveries of previous write-offs	-	-	2	2	-	-	1	1
Foreign exchange and other	1	1	(23)	(21)	1	1	(10)	(8)
Balance as at end of period	$79	$165	$9	$253	$53	$192	$17	$262
Loans: Consumer instalment and other personal
Balance as at beginning of period	$183	$545	$179	$907	$166	$394	$169	$729
Transfer to Stage 1	85	(79)	(6)	-	66	(62)	(4)	-
Transfer to Stage 2	(14)	28	(14)	-	(10)	24	(14)	-
Transfer to Stage 3	(1)	(45)	46	-	(1)	(35)	36	-
Net remeasurement of loss allowance	(90)	55	121	86	(51)	92	120	161
Loan originations	8	-	-	8	11	-	-	11
Derecognitions and maturities	(6)	(10)	-	(16)	(5)	(9)	-	(14)
Model changes	13	47	-	60	-	-	-	-
Total PCL (2)	(5)	(4)	147	138	10	10	138	158
Write-offs (3)	-	-	(181)	(181)	-	-	(157)	(157)
Recoveries of previous write-offs	-	-	43	43	-	-	33	33
Foreign exchange and other	-	-	(23)	(23)	1	-	(15)	(14)
Balance as at end of period	$178	$541	$165	$884	$177	$404	$168	$749
Loans: Credit cards
Balance as at beginning of period	$217	$508	$-	$725	$207	$383	$-	$590
Transfer to Stage 1	61	(61)	-	-	56	(56)	-	-
Transfer to Stage 2	(22)	22	-	-	(16)	16	-	-
Transfer to Stage 3	(2)	(116)	118	-	(2)	(83)	85	-
Net remeasurement of loss allowance	(37)	203	81	247	(41)	149	73	181
Loan originations	11	-	-	11	21	-	-	21
Derecognitions and maturities	(4)	(20)	-	(24)	(2)	(7)	-	(9)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	7	28	199	234	16	19	158	193
Write-offs (3)	-	-	(234)	(234)	-	-	(192)	(192)
Recoveries of previous write-offs	-	-	55	55	-	-	48	48
Foreign exchange and other	(1)	-	(20)	(21)	(1)	1	(14)	(14)
Balance as at end of period	$223	$536	$-	$759	$222	$403	$-	$625
Loans: Business and government
Balance as at beginning of period	$902	$2,022	$781	$3,705	$884	$1,353	$653	$2,890
Transfer to Stage 1	154	(139)	(15)	-	91	(86)	(5)	-
Transfer to Stage 2	(37)	41	(4)	-	(63)	76	(13)	-
Transfer to Stage 3	(2)	(71)	73	-	(2)	(73)	75	-
Net remeasurement of loss allowance	(148)	283	359	494	(117)	242	461	586
Loan originations	73	-	-	73	70	-	-	70
Derecognitions and maturities	(39)	(96)	-	(135)	(35)	(67)	-	(102)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	1	18	413	432	(56)	92	518	554
Write-offs (3)	-	-	(259)	(259)	-	-	(293)	(293)
Recoveries of previous write-offs	-	-	80	80	-	-	24	24
Foreign exchange and other	(2)	20	(86)	(68)	(1)	16	(76)	(61)
Balance as at end of period	$901	$2,060	$929	$3,890	$827	$1,461	$826	$3,114
Total as at end of period	$1,381	$3,302	$1,103	$5,786	$1,279	$2,460	$1,011	$4,750
Comprising: Loans	$1,130	$2,980	$1,055	$5,165	$1,061	$2,230	$985	$4,276
Other credit instruments (4)	251	322	48	621	218	230	26	474

(1)	Includes changes in the allowance for purchased credit impaired (PCI) loans.
(2)	Excludes PCL on other assets of $(2) million for the three months ended July 31, 2025 ($nil million for the three months ended July 31, 2024).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the nine months ended	July 31, 2025				July 31, 2024
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$56	$186	$19	$261	$73	$151	$10	$234
Transfer to Stage 1	118	(116)	(2)	-	98	(98)	-	-
Transfer to Stage 2	(7)	25	(18)	-	(24)	34	(10)	-
Transfer to Stage 3	-	(34)	34	-	-	(19)	19	-
Net remeasurement of loss allowance	(126)	92	26	(8)	(108)	138	24	54
Loan originations	18	-	-	18	17	-	-	17
Derecognitions and maturities	(3)	(12)	-	(15)	(2)	(9)	-	(11)
Model changes	23	24	-	47	(1)	(5)	-	(6)
Total PCL (2)	23	(21)	40	42	(20)	41	33	54
Write-offs (3)	-	-	(7)	(7)	-	-	(4)	(4)
Recoveries of previous write-offs	-	-	6	6	-	-	4	4
Foreign exchange and other	-	-	(49)	(49)	-	-	(26)	(26)
Balance as at end of period	$79	$165	$9	$253	$53	$192	$17	$262
Loans: Consumer instalment and other personal
Balance as at beginning of period	$197	$471	$175	$843	$220	$434	$152	$806
Transfer to Stage 1	232	(216)	(16)	-	237	(225)	(12)	-
Transfer to Stage 2	(42)	81	(39)	-	(31)	66	(35)	-
Transfer to Stage 3	(5)	(130)	135	-	(5)	(100)	105	-
Net remeasurement of loss allowance	(225)	319	367	461	(202)	209	322	329
Loan originations	24	-	-	24	44	-	-	44
Derecognitions and maturities	(15)	(29)	-	(44)	(12)	(25)	(11)	(48)
Model changes	13	47	-	60	15	46	-	61
Total PCL (2)	(18)	72	447	501	46	(29)	369	386
Write-offs (3)	-	-	(519)	(519)	-	-	(472)	(472)
Recoveries of previous write-offs	-	-	115	115	-	-	156	156
Foreign exchange and other	(1)	(2)	(53)	(56)	(89)	(1)	(37)	(127)
Balance as at end of period	$178	$541	$165	$884	$177	$404	$168	$749
Loans: Credit cards
Balance as at beginning of period	$233	$472	$-	$705	$188	$308	$-	$496
Transfer to Stage 1	185	(185)	-	-	172	(172)	-	-
Transfer to Stage 2	(68)	68	-	-	(43)	43	-	-
Transfer to Stage 3	(6)	(335)	341	-	(4)	(199)	203	-
Net remeasurement of loss allowance	(152)	567	241	656	(146)	434	235	523
Loan originations	44	-	-	44	58	-	-	58
Derecognitions and maturities	(10)	(39)	-	(49)	(6)	(20)	-	(26)
Model changes	-	-	-	-	4	9	-	13
Total PCL (2)	(7)	76	582	651	35	95	438	568
Write-offs (3)	-	-	(687)	(687)	-	-	(523)	(523)
Recoveries of previous write-offs	-	-	164	164	-	-	123	123
Foreign exchange and other	(3)	(12)	(59)	(74)	(1)	-	(38)	(39)
Balance as at end of period	$223	$536	$-	$759	$222	$403	$-	$625
Loans: Business and government
Balance as at beginning of period	$892	$1,698	$537	$3,127	$1,043	$1,155	$533	$2,731
Transfer to Stage 1	406	(370)	(36)	-	478	(458)	(20)	-
Transfer to Stage 2	(207)	279	(72)	-	(237)	268	(31)	-
Transfer to Stage 3	(6)	(291)	297	-	(6)	(226)	232	-
Net remeasurement of loss allowance	(291)	989	1,139	1,837	(551)	851	949	1,249
Loan originations	219	-	-	219	217	8	-	225
Derecognitions and maturities	(107)	(280)	-	(387)	(119)	(231)	(11)	(361)
Model changes	-	-	-	-	53	57	-	110
Total PCL (2)	14	327	1,328	1,669	(165)	269	1,119	1,223
Write-offs (3)	-	-	(883)	(883)	-	-	(737)	(737)
Recoveries of previous write-offs	-	-	234	234	-	-	114	114
Foreign exchange and other	(5)	35	(287)	(257)	(51)	37	(203)	(217)
Balance as at end of period	$901	$2,060	$929	$3,890	$827	$1,461	$826	$3,114
Total as at end of period	$1,381	$3,302	$1,103	$5,786	$1,279	$2,460	$1,011	$4,750
Comprising: Loans	$1,130	$2,980	$1,055	$5,165	$1,061	$2,230	$985	$4,276
Other credit instruments (4)	251	322	48	621	218	230	26	474

(1)	Includes changes in the allowance for PCI loans.
(2)	Excludes PCL on other assets of $(1) million for the nine months ended July 31, 2025 ($7 million for the nine months ended July 31, 2024).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at July 31, 2025 and October 31, 2024. Stage 1 represents performing loans carried with up to a
12-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)
For the three months ended	July 31, 2025				October 31, 2024
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages (2)
Exceptionally low	$-	$-	$-	$-	$1	$-	$-	$1
Very low	95,121	135	-	95,256	86,730	5,631	-	92,361
Low	57,789	9,568	-	67,357	52,111	15,080	-	67,191
Medium	9,072	4,809	-	13,881	7,402	5,329	-	12,731
High	306	2,919	-	3,225	268	2,622	-	2,890
Not rated (3)	13,739	935	-	14,674	14,207	1,042	-	15,249
Impaired	-	-	814	814	-	-	657	657
Gross residential mortgages	176,027	18,366	814	195,207	160,719	29,704	657	191,080
ACL	79	164	9	252	56	185	10	251
Carrying amount	175,948	18,202	805	194,955	160,663	29,519	647	190,829
Loans: Consumer instalment and other personal
Exceptionally low	9,523	66	-	9,589	9,162	145	-	9,307
Very low	21,049	224	-	21,273	20,466	903	-	21,369
Low	27,422	2,773	-	30,195	26,125	4,575	-	30,700
Medium	6,923	5,492	-	12,415	7,405	5,526	-	12,931
High	695	2,152	-	2,847	789	2,017	-	2,806
Not rated (3)	14,688	963	-	15,651	14,522	475	-	14,997
Impaired	-	-	614	614	-	-	577	577
Gross consumer instalment and other personal	80,300	11,670	614	92,584	78,469	13,641	577	92,687
ACL	164	516	165	845	183	447	168	798
Carrying amount	80,136	11,154	449	91,739	78,286	13,194	409	91,889
Loans: Credit cards (4)
Exceptionally low	1,668	-	-	1,668	1,660	-	-	1,660
Very low	2,179	2	-	2,181	2,166	1	-	2,167
Low	1,947	52	-	1,999	2,110	60	-	2,170
Medium	4,224	846	-	5,070	4,544	824	-	5,368
High	682	1,000	-	1,682	746	922	-	1,668
Not rated (3)	267	117	-	384	430	149	-	579
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	10,967	2,017	-	12,984	11,656	1,956	-	13,612
ACL	156	468	-	624	161	421	-	582
Carrying amount	10,811	1,549	-	12,360	11,495	1,535	-	13,030
Loans: Business and government (2) (5)
Acceptable
Investment grade	187,325	2,979	-	190,304	191,742	3,437	-	195,179
Sub-investment grade	138,728	24,380	-	163,108	147,713	15,078	-	162,791
Watchlist	146	22,894	-	23,040	238	22,535	-	22,773
Impaired	-	-	5,523	5,523	-	-	4,609	4,609
Gross business and government	326,199	50,253	5,523	381,975	339,693	41,050	4,609	385,352
ACL	731	1,832	881	3,444	743	1,507	475	2,725
Carrying amount	325,468	48,421	4,642	378,531	338,950	39,543	4,134	382,627
Total gross loans and acceptances	593,493	82,306	6,951	682,750	590,537	86,351	5,843	682,731
Total net loans and acceptances	592,363	79,326	5,896	677,585	589,394	83,791	5,190	678,375
Commitments and financial guarantee contracts
Acceptable
Investment grade	199,241	910	-	200,151	198,132	787	-	198,919
Sub-investment grade	60,021	14,756	-	74,777	68,177	6,647	-	74,824
Watchlist	7	8,405	-	8,412	59	8,765	-	8,824
Impaired	-	-	1,594	1,594	-	-	1,373	1,373
Gross commitments and financial guarantee contracts	259,269	24,071	1,594	284,934	266,368	16,199	1,373	283,940
ACL	251	322	48	621	235	267	78	580
Carrying amount (6) (7)	$259,018	$23,749	$1,546	$284,313	$266,133	$15,932	$1,295	$283,360

(1)	Includes PCI loans.
(2)
Includes $70 million ($163 million as at October 31, 2024) of residential mortgages and $14,269 million ($12,431 million as at October 31, 2024) of business and government loans that are classified and measured at FVTPL and not subject to ECL.

(3)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(4)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(5)	Includes customers’ liability under acceptances.
(6)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(7)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at July 31, 2025 and October 31, 2024. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	July 31, 2025			October 31, 2024
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$814	$11	$825	$696	$15	$711
Credit cards, consumer instalment and other personal	682	167	849	734	173	907
Business and government	453	10	463	689	16	705
Total	$1,949	$188	$2,137	$2,119	$204	$2,323

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $12 million as at July 31, 2025 ($16 million as at October 31, 2024).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. The variables as at July 31, 2025 include the impact of tariffs and trade policy uncertainty on the economic outlook. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at July 31, 2025
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	4.1%	2.8%	0.8%	2.0%	(2.4)%	1.7%	(3.6)%	1.2%
United States	4.1%	2.4%	1.3%	1.8%	(2.5)%	1.4%	(3.8)%	1.3%
Corporate BBB 10-year spread
Canada	1.3%	1.8%	1.9%	2.0%	3.5%	3.0%	4.2%	3.5%
United States	1.1%	1.6%	1.8%	2.0%	3.6%	3.1%	4.6%	3.6%
Unemployment rates
Canada	5.4%	4.9%	7.6%	6.9%	9.4%	9.5%	9.9%	10.5%
United States	3.5%	3.0%	4.5%	4.3%	6.7%	7.4%	7.4%	8.3%
Housing Price Index (2)
Canada (3)	3.5%	5.6%	(0.9)%	3.2%	(11.2)%	(0.9)%	(19.3)%	(5.0)%
United States (4)	4.5%	3.8%	1.4%	2.4%	(11.0)%	(1.2)%	(19.2)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.

	As at October 31, 2024
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	4.6%	2.6%	1.8%	1.9%	(2.3)%	1.3%	(3.6)%	1.2%
United States	4.3%	2.4%	1.9%	1.9%	(2.1)%	1.4%	(3.4)%	1.3%
Corporate BBB 10-year spread
Canada	1.3%	1.8%	1.9%	2.0%	3.6%	3.0%	4.2%	3.5%
United States	0.9%	1.6%	1.6%	2.0%	3.4%	3.1%	4.6%	3.6%
Unemployment rates
Canada	5.3%	4.8%	7.0%	6.8%	8.8%	9.4%	9.8%	10.5%
United States	3.4%	3.0%	4.7%	4.4%	6.7%	7.3%	7.6%	8.4%
Housing Price Index (2)
Canada (3)	5.9%	5.4%	1.6%	3.0%	(10.9)%	(1.0)%	(19.0)%	(5.0)%
United States (4)	5.9%	4.0%	2.8%	2.6%	(9.6)%	(1.0)%	(19.3)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.